Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)		921,767,834	911,210,319	902,664,190
Add - Incremental shares under stock-based compensation plans (in shares)		13,012,755	8,700,951	7,593,455
Add - Incremental shares associated with contingently issuable shares (in shares)		2,380,636	2,162,558	2,011,417
Assuming dilution (in shares)		937,161,224	922,073,828	912,269,062
Income from continuing operations		$ 6,015	$ 7,514	$ 1,783
Income/(loss) from discontinued operations, net of tax		8	(12)	(143)
Net income	[1]	6,023	7,502	1,639
Net income applicable to contingently issuable shares		0	0	0
Income from continuing operations on which diluted earnings per share is calculated		6,015	7,514	1,783
Income/(loss) from discontinued operations, net of tax, on which diluted earnings per share is calculated		8	(12)	(143)
Net income on which diluted earnings per share is calculated		$ 6,023	$ 7,502	$ 1,639
Assuming dilution
Continuing operations (in dollars per share)	[1]	$ 6.42	$ 8.15	$ 1.95
Discontinued operations (in dollars per share)	[1]	0.01	(0.01)	(0.16)
Total (in dollars per share)	[1]	6.43	8.14	1.80
Basic
Continuing operations (in dollars per share)	[1]	6.53	8.25	1.97
Discontinued operations (in dollars per share)	[1]	0.01	(0.01)	(0.16)
Total (in dollars per share)	[1]	$ 6.53	$ 8.23	$ 1.82

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.